7. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2012	2011	2010	2012	2011	2010

3.32%	3.54%	4.68%	3.30%	4.10%	5.20%